Deconsolidation of Roan Hk	12 Months Ended
Dec. 31, 2022
Deconsolidation of Roan Hk [Abstract]
DECONSOLIDATION OF ROAN HK

5.      DECONSOLIDATION OF ROAN HK

On September 17, 2021, the Company signed an equity transfer agreement to sell 100% of the equity interest it held in Roan HK, a holding company that has no business operations, to Yuanjia Asset Management Co. Ltd. (“Yuanjia”), a BVI company, for a total of approximately $282(HK$2,200). The transaction was closed on September 30, 2021. Upon closing of the disposition, the Company released all equity interests to Yuanjia’s shareholders. Therefore, starting from September 30, 2021, the Company has no power to direct the relevant activities of Roan HK due to the loss of control over Roan HK. Accordingly, the Company deconsolidated Roan HK and its subsidiary, pursuant to guidance of ASC 810-10-40-4 which indicates that A parent shall deconsolidate a subsidiary or derecognize a group of assets specified in paragraph 810-10-40-3A as of the date the parent ceases to have a controlling financial interest in that subsidiary or group of assets.

Fair value
Consideration	$282
Less: carrying amount of ROAN HK’s net assets	(492,495)
Gain from deconsolidation	492,777
Other comprehensive loss	(2,494)
Net gain from deconsolidation of subsidiaries	$490,283